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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUNE 30, 2002
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. August 8 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____107_____
Form 13F Information Table Value Total: $_1,083_______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5       COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------   --------   ------------------  ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                         CLASS      CUSIP     (x$1000)                       INVSTM MANAGERS
                                                                                             T
                                                                                           DSCRET
                                                                                             N
                                                                      SHARES/    SH/P PUT/                     VOTING AUTHORITY
                                                                      PRIN.AMT   RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                     COM      002824100     13,178    350,000 SH        SOLE                350,000
AFFYMETRIX INC.                         COM      00826T108      5,038    210,000 SH        SOLE                210,000
AFFYMETRIX INC.                         CALL     00826T901        960     40,000      CALL
ALBEMARLE CORP                          COM      012653101        923     30,000           SOLE                 30,000
ALBEMARLE CORP                          PUT      012653951        769     25,000       PUT
AMBAC FINANCIAL GROUP, INC.             COM      023139108     29,568    440,000 SH        SOLE                440,000
AMBAC FINANCIAL GROUP, INC.             CALL     023139901      1,680     25,000      CALL
AMERICAN INTL. GROUP INC.              COM      026874107     51,812    759,375 SH        SOLE                759,375
AMERICAN INTL. GROUP INC.              PUT      026874957      2,729     40,000       PUT
APPLERA CORP.                           COM      038020103      4,093    210,000 SH        SOLE                210,000
BJ WHOLESALE CLUB                       COM      05548J106     16,363    425,000 SH        SOLE                425,000
BMC SOFTWARE INC.                       COM      055921100      5,146    310,000 SH        SOLE                310,000
BP PLC                                  ADRS     055622104     13,632    270,000 SH        SOLE                270,000
BANKNORTH GROUP, INC.                   COM      06646R107     12,333    474,000 SH        SOLE                474,000
BEA SYSTEMS INC.                        COM      073325102      3,764    400,000 SH        SOLE                400,000
BELLSOUTH CORP.                         COM      079860102     13,860    440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                    COM      091797100     14,460    300,000 SH        SOLE                300,000
BLACK HILLS CORP.                       COM      092113109     14,564    420,800 SH        SOLE                420,800
BRINKER INTL INC.                      COM      109641100     15,875    500,000 SH        SOLE                500,000
BRINKER INTL INC.                      PUT      109641950        476     15,000       PUT
BRISTOL MYERS SQUIBB                    COM      110122108      8,224    320,000 SH        SOLE                320,000
BRISTOL MYERS SQUIBB                    PUT      110122958        642     25,000       PUT
CALIPER TECHNOLOGIES                    COM      130876105      1,879    225,000 SH        SOLE                225,000
CANADIAN NATIONAL RAILWAY 5.25% PFD    QUIDS     136375409     11,586    170,000 SH        SOLE                170,000
CINERGY CORP.                           COM      172474108     15,835    440,000 SH        SOLE                440,000
CISCO SYSTEMS, INC.                     COM      17275R102     24,482  1,755,000 SH        SOLE              1,755,000
CISCO SYTEMS, INC.                      CALL     17275R102      2,790    200,000      CALL
CITIGROUP INC.                          COM      172967101     11,044    285,000 SH        SOLE                285,000
CITIGROUP INC.                          CALL     172967901        775     20,000      CALL
COCA-COLA CO.                           COM      191216100     10,360    185,000 SH        SOLE                185,000
COCA-COLA CO.                           PUT      191216951      1,960     35,000       PUT
CORNING, INC.                           COM      219350105      4,154  1,170,000 SH        SOLE              1,170,000
DEAN FOODS CO.                          COM      242370104     17,807    477,400 SH          SOLE              477,400
DIAMONDCLUSTER INTER.                   COM      25278P106      2,975    497,500 SH          SOLE              497,500
DUKE ENERGY CORP                        COM      264399106     11,041    355,000 SH          SOLE              355,000
DUKE ENERGY 8.25% UNITS                 PFD      264399585      9,000    400,000 SH          SOLE              400,000
ENZON, INC.                             COM      293904108      2,461    100,000 SH          SOLE              100,000
ERICSSON (L.M.) TELEPHONE CO.           COM      294821400      2,880  2,000,000 SH          SOLE            2,000,000
EXXON MOBIL CORP.                       COM      30231G102     12,965    316,836 SH          SOLE              316,836
FEDERAL HOME LOAN MORTGAGE CORP.        COM      313400301      9,180    150,000 SH          SOLE              150,000
FEDERAL HOME LOAN MORTGAGE CORP.        CALL     313400901        918     15,000      CALL
FEDERAL HOME LOAN MORTGAGE CORP.        PUT      313400951      1,530     25,000       PUT
GENENTECH, INC.                         COM      368710406     10,050    300,000 SH          SOLE              300,000
GENENTECH, INC.                         CALL     367710906        837     25,000      CALL
GENERAL ELECTRIC CO.                    COM      369604103     37,765  1,300,000 SH          SOLE            1,300,000
GENERAL ELECTRIC CO.                    CALL     369604903        436     15,000      CALL
GLAXOSMITHKLINE PLC                     COM      37733W105     10,801    250,360 SH          SOLE              250,360
GLAXOSMITHKLINE PLC                     CALL     37733W901        647     15,000      CALL
GREENPOINT FINANCIAL CORP.              COM      395384100     14,730    300,000 SH          SOLE              300,000
GREENPOINT FINANCIAL CORP.              CALL     395384900      2,455     50,000      CALL
HCA INC.                                COM      404119109     19,000    400,000 SH          SOLE              400,000
HCA INC.                                PUT      404119951        475     10,000       PUT
HERSHEY FOODS CORP                      COM      427866108     15,938    255,000 SH          SOLE              255,000
HERSHEY FOODS CORP                      CALL     427866908      1,244     19,900      CALL
ITT INDUSTRIES                          COM      450911102      7,060    100,000 SH          SOLE              100,000
ITT INDUSTRIES                          CALL     450911902      4,236     60,000      CALL
INTEL CORP.                             COM      458140100     12,606    690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.         COM      461915100     20,124    600,000 SH          SOLE              600,000
INVESTORS FINANCIAL SERV. CORP.         CALL     461915901      1,073     32,000      CALL
JOHNSON & JOHNSON                       COM      478160104     18,814    360,000 SH          SOLE              360,000
JOHNSON & JOHNSON                       CALL     478161901        784     15,000      CALL
KEYSPAN CORP.                           COM      49337W100     15,060    400,000 SH          SOLE              400,000
LILLY (ELI) & CO.                       COM      532457108     10,716    190,000 SH          SOLE              190,000
LUCENT TECHNOLOGIES INC.                COM      549463107        664    400,000 SH          SOLE              400,000
MELLON BANK CORP.                       COM      58551A108     13,201    420,000 SH          SOLE              420,000
MERCK & CO., INC.                       COM      589331107     12,660    250,000 SH          SOLE              250,000
NEXTEL COMMUNICATIONS, INC.             COM      65332V103      1,926    600,000 SH          SOLE              600,000
NEXTEl COMM. INC. 5.25% DUE 1/2010      DEBS     65332VAY9      4,225 10,000,000 SH          SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204     19,982  1,380,000 SH          SOLE            1,380,000
NOKIA CORP. PFD                         CALL     654902900        724     50,000      CALL
NORTHWESTERN CORP.                      COM      668074107      8,475    500,000 SH          SOLE              500,000
ORACLE CORP                             COM      68389X105      8,334    880,000 SH          SOLE              880,000
PEPSICO, INC.                           COM      713448108     19,280    400,000 SH          SOLE              400,000
PEPSICO, INC.                           PUT      713448958      1,928     40,000       PUT
PETROLEUM & RESOURCES CORP.             COM      716549100     43,576  1,913,761 SH          SOLE            1,913,761
PFIZER,INC.                             COM      717081103     14,525    415,000 SH          SOLE              415,000
PHARMACIA CORP.                         COM      71713U102     13,815    368,900 SH          SOLE              368,900
PHILADELPHIA SUBURBAN CORP              COM      718009608     17,271    855,000 SH          SOLE              855,000
PROCTER & GAMBLE CO.                    COM      742718109     15,181    170,000 SH          SOLE              170,000
PROCTER & GAMBLE CO.                    CALL     742718909      2,232     25,000      CALL
PROCTER & GAMBLE CO.                    PUT      742718959      5,804     65,000       PUT
PROVIDENT BANKSHARES CORP.              COM      743859100      7,937    335,021 SH          SOLE              335,021
ROHM & HAAS                             COM      775371107     14,576    360,000 SH          SOLE              360,000
SBC COMMUNICATIONS INC.                 COM      78387G103     21,350    700,000 SH          SOLE              700,000
SAFEWAY, INC.                           COM      786514208     11,676    400,000 SH          SOLE              400,000
SAFEWAY, INC.                           PUT      786514951        219      7,500       PUT
SAPIENT CORP                            COM      803062108      1,219  1,150,000 SH          SOLE            1,150,000
SIEBEL SYSTEMS INC.                     COM      826170102      4,834    340,000 SH          SOLE              340,000
SIEBEL SYSTEMS INC.                     PUT      826170952        782     55,000       PUT
SOLECTRON CORP.                         COM      834182107     12,300  2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                   COM      866810104      2,580    515,000 SH          SOLE              515,000
SYMANTEC CORP 3.00% CONV SUB NOTES      PFD      871503AA6        606    500,000 SH          SOLE              500,000
SYMANTEC CORP.                          COM      871503108      8,212    250,000 SH          SOLE              250,000
TECO ENERGY, INC                        COM      872375100     16,087    650,000 SH          SOLE              650,000
TARGET CORP                             COM      87612E106     16,573    435,000 SH          SOLE              435,000
TARGET CORP                             PUT      886547958        952     25,000       PUT
3M COMPANY                              COM      88579Y101     25,572    207,900 SH          SOLE              207,900
3M COMPANY                              CALL     604059905      3,690     30,000      CALL
TIFFANY & COMPANY                       COM      886547108     11,616    330,000 SH          SOLE              330,000
UNITED PARCEL SERVICE                   COM      911312106     19,451    315,000 SH          SOLE              315,000
UNITED TECHNOLOGIES                     COM      913017109     27,160    400,000 SH          SOLE              400,000
VERTEX PHARMACEUTICALS INC.             COM      92532F993      4,038    248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857W100      6,724    492,614 SH          SOLE              492,614
WACHOVIA CORP.                          COM      929903102     14,508    380,000 SH          SOLE              380,000
WELLS FARGO & CO.                       COM      949746101     27,533    550,000 SH          SOLE              550,000
WILMINGTON TRUST CORP.                  COM      971807102     12,810    420,000 SH          SOLE              420,000
WYETH COMPANY                           COM      983024100     15,360    300,000 SH          SOLE              300,000
                                                            1,082,730

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